Schedule of management’s assessment for two operating segments (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of segments | Integer			2
Total revenue			$ 7,646,739	$ 13,968,535	$ 7,874,886
Total cost of revenue	$ 3,153,465	$ 3,640,935	6,366,621	11,430,162	6,779,892
Telemedicine and Other Services [Member]
Segment Reporting Information [Line Items]
Total revenue			6,800,287	12,857,688	6,898,166
Total cost of revenue			5,630,553	10,487,767	5,948,232
Sale of Medicine and Medical Devices [Member]
Segment Reporting Information [Line Items]
Total revenue			846,452	1,110,847	976,720
Total cost of revenue			$ 736,068	$ 942,395	$ 831,660